-------------------------------------------------------------------------------
THE STRONG
INSTITUTIONAL MONEY FUND

ANNUAL REPORT o FEBRUARY 28, 1998



             [PHOTO OF ROUNDTABLE FINANCIAL PLANNING DISCUSSION]




                                [STRONG LOGO]
                                STRONG FUNDS

-------------------------------------------------------------------------------
THE STRONG
INSTITUTIONAL MONEY FUND

ANNUAL REPORT o FEBRUARY 28, 1998



                               TABLE OF CONTENTS

INVESTMENT REVIEW
     The Strong Institutional Money Fund......................................2

FINANCIAL INFORMATION
     Schedule of Investments in Securities....................................3
     Statement of Assets and Liabilities......................................4
     Statement of Operations..................................................5
     Statements of Changes in Net Assets......................................5
     Notes to Financial Statements............................................6

FINANCIAL HIGHLIGHTS..........................................................7

REPORT OF INDEPENDENT ACCOUNTANTS.............................................8

THE STRONG INSTITUTIONAL MONEY FUND

[PHOTO OF JAY N. MUELLER]

THE FUND ACHIEVED ITS SOLID PERFORMANCE BY INVESTING IN HIGH-QUALITY CORPORATE DEBT AND PROPERLY POSITIONING ITSELF ON THE SHORT-END OF THE YIELD CURVE...

The Strong Institutional Money Fund is designed for institutional investors who are seeking current income, a stable share price, and daily liquidity.(1)

For the 1-year period ending February 28, 1998, the Strong Institutional Money Fund's total return was 5.63%, which was higher than its benchmark, the Salomon Brothers 3-Month Treasury Bill Index, which posted a 5.26% return for the same period.

===================================
         YIELD SUMMARY(2)
===================================
          As of 2-27-98

  7-DAY CURRENT YIELD       5.48%
7-DAY EFFECTIVE YIELD       5.63%
     AVERAGE MATURITY       15 DAYS
===================================

Since the Fund's inception on 9-21-95, the Strong Institutional Money Fund earned an average annual total return of 5.66%--and a hypothetical $10,000 investment would have grown to $11,441.

A FOCUS ON QUALITY
For most of the fiscal year, short-term interest rates were stable. The Federal Reserve was basically in a holding pattern with the exception of an increase of 25 basis points in the Federal Funds rate in March of 1997. Long-term interest rates, in contrast, dropped significantly due to a substantial decline in inflation.

The Fund achieved its solid performance by investing in high-quality corporate debt and properly positioning itself on the short-end of the yield curve given market conditions. In addition, the Fund maintained a low expense ratio of 0.21%.

We would like to thank you for investing in the Strong Institutional Money Market Fund and for giving us the opportunity to serve you.

Cordially,

/s/ Jay N. Mueller
Jay N. Mueller
Portfolio Manager


======================================================
             3-MONTH TREASURY BILL YIELDS
======================================================
                    Through 2-28-98
[GRAPH]

                 2-97            5.21%
                 3-97            5.32%
                 4-97            5.23%
                 5-97            4.93%
                 6-97            5.16%
                 7-97            5.23%
                 8-97            5.21%
                 9-97            5.09%
                10-97            5.19%
                11-97            5.19%
                12-97            5.34%
                 1-98            5.17%
                 2-98            5.31%
                    Source:  Bloomberg
======================================================

1 Investments in the Fund are neither insured nor guaranteed by the U.S.
  government. There can be no assurance that the Fund will be able to maintain its stable net asset value of $1.00 per share.
2 Yields are annualized for the 7-day period ended 2-27-98. Effective yields reflect the compounding of income. Yields and rankings are historical and do not represent future results. Yields will fluctuate. Currently, the Fund's Advisor has voluntarily agreed to maintain the Fund's Total Operating Expenses at no more than 0.21%, resulting in a waiver of 0.17% in management fees. Without this waiver, the Fund's current yield would have been 5.31%, and its effective yield would have been 5.45%.

SCHEDULE OF INVESTMENTS IN SECURITIES                                                                             FEBRUARY 28, 1998
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             Principal     Yield to     Maturity       Amortized
                                                                              Amount       Maturity     Date (a)     Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT 8.9%
Deutsche Bank AG New York, 6.18%                                            $4,000,000      6.20%        4/03/98      $  3,999,933
Huntington National Bank, 6.25%                                              5,000,000      6.29         4/24/98         4,999,792
Societe Generale:
  6.08%                                                                      2,000,000      6.11         3/27/98         1,999,961
  6.34%                                                                      3,000,000      6.38         4/16/98         2,999,859
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                                                           13,999,545
----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER 67.8%
AESOP Funding Corporation (Acquired 2/26/98; Cost $998,762) (b)              1,000,000      5.57         3/06/98           999,381
Aetna Services, Inc.                                                         2,300,000      5.50         3/30/98         2,290,161
AlliedSignal, Inc.                                                           1,150,000      5.50         3/10/98         1,148,595
American Greetings Corporation                                               3,200,000      5.48         3/10/98         3,196,103
American Home Products Corporation                                           2,100,000      5.65         3/02/98         2,100,000
Ameritech Corporation                                                        2,300,000      5.52         3/18/98         2,294,357
Aristar, Inc.                                                                1,325,000      5.78         3/02/98         1,325,000
Bell Atlantic Financial Services, Inc.                                       2,300,000      5.50         3/10/98         2,297,189
Browning Ferris Industries, Inc. (Acquired 2/27/98; Cost $2,098,997) (b)     2,100,000      5.73         3/02/98         2,100,000
Budget Funding Corporation                                                   1,000,000      5.50         3/17/98           997,708
                                                                             1,000,000      5.53         3/05/98           999,539
Calcot, Ltd.                                                                 1,700,000      5.62         3/16/98         1,696,285
Certain Funding Corporation (Acquired 2/19/98; Cost $2,262,342) (b)          2,270,000      5.52         3/13/98         2,266,171
Delaware Funding Corporation (Acquired 2/23/98; Cost $1,544,128) (b)         1,551,000      5.50         3/24/98         1,545,787
Walt Disney Company                                                          2,000,000      5.53         3/18/98         1,995,084
Edison Asset Securitization LLC (Acquired 1/07/98; Cost $3,159,547) (b)      3,200,000      5.55         3/30/98         3,186,187
Eureka Securitization, Inc. (Acquired 2/23/98; Cost $2,295,063) (b)          2,300,000      5.52         3/09/98         2,297,531
Finova Capital Corporation                                                   1,200,000      5.47         3/18/98         1,197,083
                                                                             2,480,000      5.50         3/05/98         2,478,863
Fountain Square Commercial Corporation (Acquired 2/04/98;
  Cost $2,001,323) (b)                                                       2,010,000      5.55         3/04/98         2,009,380
Frigate Funding Corporation (Acquired 2/19/98; Cost $2,253,795) (b)          2,259,000      5.53         3/06/98         2,257,612
General Electric Capital Corporation                                         2,300,000      5.55         3/13/98         2,296,100
General Mills, Inc.                                                             59,800      5.23       Upon Demand          59,800
Goldman Sachs Group LP                                                       3,300,000      5.47         3/12/98         3,294,986
Greenwich Funding Corporation (Acquired 2/25/98; Cost $2,290,072) (b)        2,300,000      5.55         3/25/98         2,291,845
Guardian Industries Corporation                                              1,848,000      5.50         3/10/98         1,845,741
Harley-Davidson Funding Corporation (Acquired 2/23/98; Cost $2,289,087) (b)  2,300,000      5.51         3/26/98         2,291,551
JES Developments, Inc. (Acquired 2/26/98; Cost $2,285,919) (b)               2,300,000      5.51         4/07/98         2,287,327
Jefferson Smurfit Finance Corporation                                        2,000,000      5.50         3/24/98         1,993,278
Johnson Controls, Inc.                                                         314,300      5.23       Upon Demand         314,300
Lexington Parker Capital Corporation (Acquired 2/26/98; Cost $1,223,642) (b) 1,225,000      5.70         3/05/98         1,224,418
Monsanto Company                                                             2,024,000      5.50         3/06/98         2,022,763
New York Life Capital Corporation (Acquired 2/04/98; Cost $3,281,448) (b)    3,300,000      5.47         3/13/98         3,294,484
Newell Company (Acquired 12/30/97; Cost $2,970,180) (b)                      3,000,000      5.68         3/03/98         2,999,527
Old Line Funding Corporation (Acquired 2/23/98; Cost $2,291,536) (b)         2,300,000      5.52         3/19/98         2,294,005
PHH Corporation                                                              1,747,000      5.47         3/11/98         1,744,611
Parker-Hannifin Corporation (Acquired 2/23/98; Cost $997,555) (b)            1,000,000      5.50         3/11/98           998,625
Peacock Funding Corporation (Acquired 2/10/98; Cost $2,983,958) (b)          3,000,000      5.50         3/17/98         2,993,125
Philip Morris Capital Corporation                                            2,100,000      5.66         3/02/98         2,100,000
Reliastar Mortgage Corporation                                               1,000,000      5.48         3/05/98           999,543
                                                                             1,300,000      5.55         3/27/98         1,294,990
Repeat Offering Securitization Entity, Inc. (Acquired 1/07/98;
  Cost $3,169,524) (b)                                                       3,200,000      5.53         3/10/98         3,196,068
Salomon Smith Barney Holdings, Inc.                                          3,000,000      5.50         3/09/98         2,996,792
Sara Lee Corporation                                                           154,200      5.22       Upon Demand         154,200
Sigma Finance, Inc. (Acquired 2/19/98; Cost $2,288,715) (b)                  2,300,000      5.52         3/23/98         2,292,594
System Capital Finance Corporation                                           2,124,000      5.52         3/19/98         2,118,463
Torchmark Corporation                                                        2,100,000      5.77         3/02/98         2,100,000
Triple-A One Funding Corporation (Acquired 2/23/98; Cost $2,027,006) (b)     2,032,000      5.53         3/11/98         2,029,191
USAA Capital Corporation                                                     3,000,000      5.47         3/13/98         2,994,986
Variable Funding Capital Corporation (Acquired 2/10/98; Cost $2,987,120) (b) 3,000,000      5.52         3/10/98         2,996,320
Wisconsin Electric Power Company                                                   100      5.21       Upon Demand             100
Wood Street Funding Corporation (Acquired 2/23/98; Cost $2,291,167) (b)      2,300,000      5.53         3/20/98         2,293,641
Xerox Overseas Holdings PLC (Acquired 2/24/98; Cost $2,295,072) (b)          2,300,000      5.51         3/10/98         2,297,183
Yorkshire Building Society                                                   2,300,000      5.51         3/16/98         2,295,072
----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                                                                 107,083,645
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                 3

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)                                                                 FEBRUARY 28, 1998
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             Principal     Yield to     Maturity       Amortized
                                                                              Amount       Maturity     Date (a)     Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT 10.4%
ABN-AMRO Chicago Corporation (Dated 2/27/98) (Proceeds $16,476,686);
  Collateralized by: $19,138,000 United States Treasury Strips, Zero %,
  Due 8/15/99 - 2/15/05 (Market Value $16,823,618) (c)                      $16,469,000     5.60%        3/02/98      $ 16,469,000

TAXABLE VARIABLE RATE PUT BONDS 12.8%
Alabama Industrial Development Authority Industrial Development Revenue       1,575,000     5.75         3/05/98         1,575,000
Bel Air, LLC                                                                  2,115,000     5.75         3/05/98         2,115,000
Berks County, Pennsylvania Industrial Development Authority Industrial
  Development Revenue                                                         2,460,000     5.75         3/04/98         2,460,000
Maine Regional Waste System, Inc. Solid Waste Resource Recovery Revenue         280,000     5.75         3/04/98           280,000
Med-Map, LLC                                                                  1,900,000     5.69         3/04/98         1,900,000
NuFunding, Inc. Health Care Revenue                                           4,965,000     5.70         3/04/98         4,965,000
Tifton Mall, Inc.                                                             1,950,000     5.75         3/05/98         1,950,000
Virginia Housing Development Authority Multi-Family Housing Revenue           2,900,000     5.70         3/02/98         2,900,000
WLB, LLC                                                                      2,000,000     5.75         3/05/98         2,000,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL TAXABLE VARIABLE RATE PUT BONDS                                                                                   20,145,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES 99.9%                                                                                  157,697,190
Other Assets and Liabilities, Net 0.1%                                                                                     221,691
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS 100.0%                                                                                                     $157,918,881
==================================================================================================================================

LEGEND
----------------------------------------------------------------------------------------------------------------------------------
(a) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date.
(b) Restricted security.
(c) See Note 2(C) of notes to financial statements.

Percentages are stated as a percent of net assets.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
February 28, 1998


ASSETS:
  Investments in Securities, at Amortized Cost                   $157,697,190
  Interest Receivable                                                 921,950
  Other Assets                                                        105,742
                                                                 ------------
  Total Assets                                                    158,724,882

LIABILITIES:
  Dividends Payable                                                   681,638
  Accrued Operating Expenses and Other Liabilities                    124,363
                                                                 ------------
  Total Liabilities                                                   806,001
                                                                 ------------
NET ASSETS                                                       $157,918,881
                                                                 ============

NET ASSETS CONSIST OF:
  Capital Stock (par value and paid-in capital)                  $157,918,881
                                                                 ============

Capital Shares Outstanding (Unlimited Number Authorized)          157,918,881

NET ASSET VALUE PER SHARE                                               $1.00
                                                                        =====

                      See notes to financial statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the Year Ended February 28, 1998


INTEREST INCOME                                                 $15,046,117

EXPENSES:
 Investment Advisory Fees                                           921,622
 Custodian Fees                                                      31,343
 Shareholder Servicing Costs                                         87,357
 Other                                                               63,001
                                                                -----------
 Total Expenses before Waivers and Absorptions by Advisor         1,103,323
 Voluntary Expense Waivers and Absorptions by Advisor              (549,800)
                                                                -----------
 Expenses, Net                                                      553,523
                                                                -----------
NET INVESTMENT INCOME                                           $14,492,594
                                                                ===========




STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                   YEAR ENDED      YEAR ENDED
                                                 FEB. 28, 1998   FEB. 28, 1997
                                                 -------------  ---------------
OPERATIONS:
  Net Investment Income                           $ 14,492,594  $   10,026,949
  Net Realized Loss                                         --      (2,448,005)
                                                  ------------  --------------
  Increase in Net Assets Resulting from Operations  14,492,594       7,578,944

DISTRIBUTIONS:
  From Net Investment Income                       (14,492,594)    (10,026,949)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Sold                        837,476,991   1,126,703,545
  Proceeds from Reinvestment of Distributions        8,803,381       6,979,994
  Payment for Shares Redeemed                     (968,196,965)   (981,308,685)
                                                  ------------  --------------
  Increase (Decrease) in Net Assets from
    Capital Share Transactions                    (121,916,593)    152,374,854
CAPITAL CONTRIBUTION (NOTE 4)                               --       2,448,005
                                                  ------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (121,916,593)    152,374,854

NET ASSETS:
  Beginning of Period                              279,835,474     127,460,620
                                                  ------------  --------------
  End of Period                                   $157,918,881  $  279,835,474
                                                  ============  ==============

TRANSACTIONS IN SHARES OF THE FUND:
  Sold                                             837,476,991   1,126,703,545
  Issued in Reinvestment of Distributions            8,803,381       6,979,994
  Redeemed                                        (968,196,965)   (981,308,685)
                                                   -----------   -------------
  Increase (Decrease) in Shares of the Fund       (121,916,593)    152,374,854
                                                   ===========   =============

                      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
February 28, 1998

1. ORGANIZATION
   Strong Institutional Money Fund is a diversified series of Strong Institutional Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

   (A) SECURITY VALUATION -- Investments are valued using the amortized cost method, which approximates fair value. Amortized cost for federal income tax and financial reporting purposes is the same.

       The Fund may own certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities held at February 28, 1998 was $52,285,958 and $52,441,953, respectively, representing 33.2% of the net assets of the Fund. Of these securities, which are restricted as to resale, all are Section 4(2) commercial paper or are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and also have been determined to be liquid by the Advisor based upon guidelines established by the Fund's Board of Directors.

   (B) FEDERAL INCOME AND EXCISE TAXES AND DISTRIBUTIONS TO SHAREHOLDERS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Accordingly, no federal income or excise tax provision is required.

   (C) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with institutions that the Fund's investment advisor, Strong Capital Management, Inc. ("the Advisor") has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the collateral, represented by securities (primarily U.S. Government securities), purchased in a repurchase transaction be maintained in a segregated account with a custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. On a daily basis, the Advisor monitors the value of the collateral transferred under each repurchase agreement to ensure the value of the collateral exceeds the amounts owed to the Fund under each repurchase agreement by at least 2%.

   (D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   (E) OTHER -- Investment security transactions are recorded on the trade date. Dividend distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

3. RELATED PARTY TRANSACTIONS
   The Advisor, with whom certain officers and directors of the Fund are affiliated, provides investment advisory services and shareholder recordkeeping and related services to the Fund. The investment advisory fee, which is established by terms of the Advisory Agreement, is based on an annualized rate of 0.35% of the average daily net assets of the Fund. Advisory fees are subject to reimbursement by the Advisor if the Fund's operating expenses exceed certain levels. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. In addition, the Advisor is compensated for certain other services related to costs incurred for reports to shareholders.

   The amount payable to the Advisor at February 28, 1998 and unaffiliated directors' fees for the year then ended were $96,307 and $5,005, respectively.

   Other funds sponsored and managed by the Advisor may invest cash reserves in the Fund, subject to certain limitations. Funds sponsored and managed by the Advisor owned 58.0% of the Fund as of February 28, 1998. Additionally, the Advisor owned 11.5% of the Fund as of February 28, 1998.

-------------------------------------------------------------------------------


4. CAPITAL CONTRIBUTION
   On January 31, 1997, the Advisor purchased a security from the Fund for
   $2,448,005 in excess of the security's fair value.   The Fund recorded a
   realized loss on the sale and a capital contribution of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution. For tax purposes, the capital contribution reduced the realized losses for the year ended February 28, 1997.









FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

                                                         SELECTED PER-SHARE DATA (a)
                   -------------------------------------------------------------------------------------------------------------
                                 INCOME FROM INVESTMENT OPERATIONS           LESS DISTRIBUTIONS
                               --------------------------------------   -----------------------------
                   Net Asset                Net Realized     Total      Distributions                                  Net Asset
                     Value,        Net         Losses         from        From Net                                       Value,
                   Beginning   Investment        on        Investment    Investment         Total         Capital        End of
Period Ended       of Period     Income      Investments   Operations      Income       Distributions  Contribution      Period
Feb. 28, 1998        $1.00       $0.05             --         $0.05       ($0.05)          ($0.05)           --           $1.00
Feb. 28, 1997         1.00        0.05         ($0.01)         0.04        (0.05)           (0.05)        $0.01            1.00
Feb. 29, 1996 (c)     1.00        0.03             --          0.03        (0.03)           (0.03)           --            1.00

                                          RATIOS AND SUPPLEMENTAL DATA
                    -----------------------------------------------------------------------
                                   Net                    Ratio of Expenses    Ratio of Net
                                 Assets,      Ratio of      to Average Net      Investment
                                 End of       Expenses      Assets Without        Income
                     Total     Period (In    to Average      Waivers and        to Average
Period Ended        Return      Millions)    Net Assets      Absorptions        Net Assets
Feb. 28, 1998        +5.6%        $158          0.2%             0.4%              5.5%
Feb. 28, 1997        +5.5%(b)      280          0.2%             0.5%              5.4%
Feb. 29, 1996 (c)    +2.6%         127          0.2%*            0.4%*             5.6%*

  *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) Had the Advisor not made the capital contribution described in the notes to the financial statements, the adjusted total return would have been 4.8% for the fiscal year ended February 28, 1997.
(c) For the period from September 21, 1995 (inception) to February 29, 1996.  Total return is not annualized.

                                                                                                                               7

REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Shareholders and Board of Directors of the Strong Institutional Money Fund

We have audited the accompanying statement of assets and liabilities of Strong Institutional Money Fund (one of the portfolios constituting the Strong Institutional Funds, Inc.), including the schedule of investments in securities, as of February 28, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strong Institutional Money Fund as of February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.


Milwaukee, Wisconsin
April 8, 1998

                                     DIRECTORS
                                Richard S. Strong
                                  Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                     OFFICERS
                    Richard S. Strong, Chairman of the Board
                          Mary F. Hoppa, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           John A. Flanagan, Treasurer

                               INVESTMENT ADVISOR
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                    CUSTODIAN
                              Firstar Trust Company
                    P.O. Box 701, Milwaukee, Wisconsin 53201

                                     AUDITOR
                            Coopers & Lybrand L.L.P.
              411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

  For a prospectus containing more complete information, including management fees and expenses, please call 1-800-733-2274. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.




























                                    [STRONG LOGO]

                           STRONG FUNDS DISTRIBUTORS, INC.
                     P.O. Box 782 o Milwaukee, Wisconsin 53201         7556D98